Weighted Average Restricted Stock Award (Detail) (Restricted Stock, USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non Vested, Beginning Balance	$ 0.0024	$ 0.0024
Awarded	$ 0	$ 0.0024
Vested	$ 0.0024	$ 0.0024
Forfeited	$ 0	$ 0.0024
Non Vested, Ending Balance	$ 0	$ 0.0024